Vessels, Net	12 Months Ended
Dec. 31, 2017
VESSELS, NET [Abstract]
Vessels, Net

NOTE 7 – VESSELS, NET

Navios Partners

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$1,506,188	$(276,139)	$1,230,049
Additions	15,341	(55,983)	(40,642)
Vessel impairment losses	(42,231)	15,030	(27,201)
Transfer to vessel held for sale	(125,000)	—	(125,000)

Balance December 31, 2016	$1,354,298	$(317,092)	$1,037,206
Additions	158,241	(56,210)	102,031
Disposals	(26,233)	18,688	(7,545)
Vessel impairment losses	(66,228)	33,551	(32,677)

Balance December 31, 2017	$1,420,078	$(321,063)	$1,099,015

Acquisition of Vessels

2017

On September 20, 2017, Navios Partners acquired from an unrelated third party the Navios Symphony, a 2010-built Capesize vessel of 178,132 dwt, for an acquisition cost of approximately $27,961.

On August 21, 2017, Navios Partners acquired from an unrelated third party the Navios Aster, a 2010 Hyundai-built Capesize vessel of 179,314 dwt, for an acquisition cost of approximately $28,855.

On August 11, 2017, Navios Partners acquired from a related third party the Navios Christine B, a 2009 Tsuneishi Zhoushan-built Ultra-Handymax vessel of 58,058 dwt, for an acquisition cost of approximately $14,030.

On July 17, 2017, Navios Partners acquired from an unrelated third party the Navios Sol, a 2009 Japanese-built Capesize vessel of 180,274 dwt, for an acquisition cost of approximately $28,607.

On July 10, 2017, Navios Partners acquired from an unrelated third party the Navios Libertas, a 2007 South Korean-built Panamax vessel of 75,511 dwt, for an acquisition cost of approximately $13,737.

On June 9, 2017, Navios Partners acquired from an unrelated third party the Navios Ace, a 2011 South Korean-built Capesize vessel of 179,016 dwt, for an acquisition cost of approximately $31,364.

On June 7, 2017, Navios Partners acquired from an unrelated third party the Navios Prosperity I, a 2007 South Korean-built Panamax vessel of 75,527 dwt, for an acquisition cost of approximately $13,687.

2016

On December 30, 2016, Navios Partners acquired from an unrelated third party the Navios Beaufiks, a 2004-Japanese-built Capesize vessel of 180,310 dwt, for an acquisition cost of approximately $15,341.

2015

On April 22, 2015, Navios Partners acquired from an unrelated third party the MSC Cristina, a 2011 South Korean-built Container vessel of 13,100 TEU, for an acquisition cost of $147,840.

Sales of Vessels

2017

On December 21, 2017, Navios Partners sold the Navios Gemini S to an unrelated third party for a net sale price of $4,078. The aggregate net carrying amount of the vessel including the remaining carrying balance of dry dock and special survey costs of $502 amounted to $6,451 as at the date of sale.

On April 21, 2017, Navios Partners sold the Navios Apollon to an unrelated third party for a net sale price of $4,750. The aggregate net carrying amount of the vessel including the remaining carrying balance of dry dock and special survey costs of $782 amounted to $14,758 as at the date of sale.

On January 12, 2017, Navios Partners sold the MSC Cristina to an unrelated third party for a net sale price of $125,000. The aggregate net carrying amount of the vessel amounted to $142,193 as at the date of sale. The loss on sale of the vessel was $1,260 (see Note 23 – Other expense).

Navios Containers

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance June 8, 2017	$32,350	$—	$32,350
Additions	61,503	(114)	61,389
Navios Containers’ deconsolidation	(93,853)	114	(93,739)

Balance August 29, 2017	$—	$—	$—

On May 25, 2017, Navios Partners purchased five container vessels, including working capital items, and the charter out contracts from Rickmers Trust for a purchase price of $59,000 in cash plus transaction costs of $1,696. The vessel acquisitions were treated as asset acquisitions and recorded at fair value. The fair value of the vessels was $32,358 and the time charters of $27,457. Navios Containers used the proceeds of the private placement on June 8, 2017 to acquire from Navios Partners the five container vessels and the charter out contracts for a purchase price of $64,000. The payment terms included a $24,000 seller’s credit by Navios Partners for a period of up to 90 days from the purchase date at LIBOR plus 375 bps. On June 30, 2017 and August 29, 2017, Navios Containers paid to Navios Partners $10,000 and $14,000, respectively, in relation to this agreement. As of December 31, 2017, the amount due and the interest payable to Navios Partners related to this agreement was $0.

Vessel impairment losses

During year ended December 31, 2017, Navios Partners recorded an impairment loss of $30,304 for one of its vessels.

On November 27, 2017, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the disposal of the Navios Gemini S for a net sale price of $4,078. As of December 31, 2017, the Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $2,373 was recognized under the caption “Vessel impairment losses” in the Consolidated Statements of Operations as of December 31, 2017. The vessel was sold on December 21, 2017.

On January 9, 2017, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the disposal of the Navios Apollon for a net sale price of $4,750. The vessel was subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore did not qualify as an asset held for sale as of December 31, 2016. As of December 31, 2016, the Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $10,008 was recognized under the caption “Vessel impairment losses” in the Consolidated Statements of Operations as of December 31, 2016. The vessel was sold on April 21, 2017.

During June 2016, Navios Partners entered into a Memorandum of Agreement with an unrelated third party, for the disposal of the MSC Cristina. The vessel was subject to an existing time charter and management had committed to a plan to sell the vessel to the current charterer prior to June 2017.

As of December 31, 2016, the vessel had been classified as held for sale as the relevant criteria for the classification were met and, therefore, it was presented in the consolidated balance sheets at its fair value less cost to sell totaling $125,000. An impairment loss of $17,193 for the vessel held for sale was presented under the caption “Vessel impairment losses” in the consolidated Statements of Operations as of June 30, 2016. The vessel was sold on January 12, 2017 and proceeds from the sale of the vessel were used to fully repay the outstanding amount of the April 2015 Credit Facility and the June 2016 Credit Facility (see Note 11 - Borrowings). The loss on sale of the vessel was $1,260 (see Note 23 – Other expense).